UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of  INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)
November 30, 2008

DESCRIPTION	PAR	VALUE ¶

(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 164.9%
Alabama — 1.2%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Prerefunded 12/1/13 @ 100), 6.38%, 12/1/24 ¯	$650,000	$730,724
Arizona — 12.5%
Gilbert Industrial Development Authority, S.W. Student Services (Prerefunded 2/1/09 @ 102), 5.85%, 2/1/19 ¯	1,300,000	1,336,257
Maricopa County Industrial Development Authority, Health Facilities Revenue, Refunding – Catholic Healthcare West, 5.25%, 7/1/32	2,000,000	1,503,700
Mohave County Industrial Development Authority, Correctional Facility Revenue, Mohave Prison LLC, 8.00%, 5/1/25	1,500,000	1,437,540
Pima County Industrial Development Authority, Education Revenue, American Charter Schools, 5.50%, 7/1/26	780,000	575,117
Pima County United School District (FGIC) (MBIA), 8.38%, 7/1/13	2,450,000	2,925,472
		7,778,086

California — 2.5%
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT),
5.40%, 4/1/25, Series A-2	1,000,000	720,390
5.00%, 7/1/27, Series B	500,000	335,440
State Communities Development Authority Revenue, Henry Mayo Newhall Memorial Hospital (CMI), 5.00%, 10/1/27	500,000	408,815
Ventura County Area Housing Authority, Multifamily Revenue, Series A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	87,259
		1,551,904

Colorado — 17.5%
Douglas County School District Number Re-1 Douglas & Elbert Counties, Series B (STAID), 5.00%, 12/15/18	1,000,000	1,048,610
Northwest Parkway Public Highway Authority, Series B, Zero Coupon Bond (AMBAC) (Prerefunded 6/15/11 @ 33.455), 3.29%, 6/15/29 ¯ ²	5,000,000	1,540,550
State Health Facilities Authority, Covenant Retirement Community, Series B, 6.13%, 12/1/33	1,000,000	825,890
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27	650,000	556,016
5.00%, 6/1/29	1,000,000	723,800
State Health Facilities Authority, RMK Health Facilities (FSA), 5.25%, 3/1/36	2,000,000	1,770,460
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	534,315
State Health Facilities Authority, Volunteers of America Care,
5.00%, 7/1/15	280,000	217,546
5.25%, 7/1/27	1,000,000	598,870
State Housing & Financial Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,257,461
State Housing & Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	804,080
Water Reserve & Power Development Authority, Clean Water Revenue, Series A, 5.90%, 9/1/16	25,000	25,078
		10,902,676

Florida — 6.7%
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	903,670
Palm Beach County Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,032,867
Palm Beach County Health Facilities Authority, ACTS Retirement – Lifecomm, Series A, 4.50%, 11/15/36	2,120,000	1,231,275
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	982,111
		4,149,923

Georgia — 3.2%
Cartersville Development Authority, Anheuser Busch Project (AMT), 5.50%, 3/1/44	2,000,000	1,400,220
Fulton County Development Authority, Maxon Atlantic Station (AMT) (Mandatory Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	595,084
		1,995,304
Illinois — 6.7%
McCook, General Obligation, 5.20%, 12/1/30	1,500,000	1,365,330
State Finance Authority, Clare at Water Tower Project, Series A, 6.00%, 5/15/25	650,000	482,372
State Finance Authority, Landing at Plymouth Place Project, 6.00%, 5/15/37	700,000	473,277
State Finance Authority, Rush University Medical Center, Series B (MBIA), 5.25%, 11/1/35	1,000,000	759,860

AMERICAN MUNICIPAL INCOME PORTFOLIO     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)
November 30, 2008

DESCRIPTION	PAR	VALUE ¶

State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	$500,000	$561,110
State Health Facility Authority, Roosevelt University, 5.50%, 4/1/37	700,000	543,116
		4,185,065
Indiana — 6.3%
State Health & Educational Facilities Financing Authority, Sisters of St. Francis (FSA),
5.25%, 11/1/25	475,000	454,447
5.25%, 11/1/29	530,000	490,679
State Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	2,974,380
		3,919,506
Iowa — 3.9%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	1,000,000	1,000,880
State Finance Authority, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	579,648
State Higher Education Loan Authority, Wartburg College (ACA Financial Guaranty Corp) (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 ¯	750,000	828,135
		2,408,663
Kansas — 1.3%
Olathe Health Facility Revenue, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	785,420
Kentucky — 6.2%
Louisville & Jefferson County Metropolitan Government, College Revenue, Bellarmine University, 6.00%, 5/1/38	2,500,000	1,969,425
Louisville Arena, Sub Series A-1 (AGTY), 6.00%, 12/1/33	2,000,000	1,917,660
		3,887,085
Louisiana — 1.0%
Rapides Finance Authority Revenue, Cleco Power LLC Project (AMBAC) (AMT), 4.70%, 11/1/36	1,000,000	643,810
Maryland — 8.4%
Maryland State, 2nd Series, 5.00%, 7/15/20	5,000,000	5,208,050
Massachusetts — 3.7%
State Development Financing Agency Revenue, Adventcare Project, Series A, 6.75%, 10/15/37	650,000	488,670
State Development Financing Agency Revenue, Education Facility Academy Pacific Rim A (ACA Financial Guaranty Corp), 5.13%, 6/1/31	1,825,000	1,129,347
State Health & Educational Facilities Authority, Care Group, Series E-1, 5.13%, 7/1/38	1,000,000	670,110
		2,288,127
Michigan — 1.8%
State Strategic Fund, Michigan House of Representatives, Series A (AGTY), 5.25%, 10/15/23	1,165,000	1,149,785
Minnesota — 8.4%
Cuyuna Range Hospital District, Health Facility Authority Revenue,
5.00%, 6/1/29	1,000,000	654,430
5.50%, 6/1/35	1,000,000	678,210
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 ¯	900,000	1,013,265
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	905,760
Marshall Health Care Facility, Weiner Medical Center Project, Series A, 6.00%, 11/1/28	500,000	427,145
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,110,326
State Agricultural & Economic Development Board, Fairview Health Care System, 6.38%, 11/15/29	30,000	28,975
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	675,000	437,643
		5,255,754
Missouri — 3.1%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,175,775
North Central Regional Water System Revenue, 5.00%, 1/1/37	1,000,000	782,920
		1,958,695
Montana — 0.7%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	500,000	441,405

AMERICAN MUNICIPAL INCOME PORTFOLIO - 2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)
November 30, 2008

DESCRIPTION	PAR	VALUE ¶

Nebraska — 7.6%
Central Plains Energy Project, Series A, 5.25%, 12/1/21	$1,750,000	$1,282,593
University of Nebraska, Omaha Health Project,
5.00%, 5/15/33	1,250,000	1,139,875
5.00%, 5/15/38	2,600,000	2,328,014
		4,750,482
New Hampshire — 0.7%
State Health & Education Facility Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	460,926
New Mexico — 2.0%
State Mortgage Finance Authority,
6.88%, 1/1/25, Series A (FHA) (FMHA) (VA)	510,000	530,655
6.50%, 7/1/25, Series B (FNMA) (GNMA)	360,000	373,536
6.75%, 7/1/25, Series C (FNMA) (GNMA)	310,000	322,254
		1,226,445
North Carolina — 4.2%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	1,000,000	882,390
State Capital Facilities Finance Agency, Meredith College, Series A, 6.13%, 6/1/35	1,500,000	1,172,130
State Commission Medical Care Health Care Facilities, Refunding & Improvements, Upper Valley Medical Center, Pennybyrn at Maryfield, Series A, 6.00%, 10/1/23	700,000	541,142
		2,595,662
Ohio — 5.2%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	748,150
Richland County Hospital Facilities, Medcentral Health System,
6.13%, 11/15/16	330,000	333,775
6.13%, 11/15/16 (Prerefunded 11/15/10 @ 101) ¯	670,000	728,598
6.38%, 11/15/30	335,000	309,567
6.38%, 11/15/30 (Prerefunded 11/15/10 @ 101) ¯	665,000	726,346
Toledo – Lucas County Port Authority, Crocker Park Public Improvement Project, 5.25%, 12/1/23	500,000	409,830
		3,256,266
Oklahoma — 1.1%
Norman Regional Hospital Authority, 5.38%, 9/1/29	1,000,000	689,430
Oregon — 2.1%
City of Portland, Sewer System Revenue, Series B (MBIA), 5.00%, 6/15/24	1,000,000	991,440
Gilliam County Waste Management (AMT), 5.25%, 7/1/29	500,000	327,695
		1,319,135
Pennsylvania — 3.8%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	868,550
Delaware County Authority, 6.00%, 10/1/30	1,000,000	818,770
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	653,340
		2,340,660
Puerto Rico — 7.9%
Commonwealth of Puerto Rico, General Obligation, Series A, 5.00%, 7/1/28	2,450,000	1,907,741
Puerto Rico Electric Power Authority,
4.25%, 7/1/27, Series UU (CIFG)	1,500,000	1,057,530
5.25%, 7/1/29, Series VV (MBIA)	2,500,000	1,991,850
		4,957,121
South Carolina — 5.0%
Environmental Improvement Revenue, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	385,099
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	575,955
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health,
6.13%, 8/1/23	250,000	226,072
6.38%, 8/1/34 (Prerefunded 8/1/13 @ 100) ¯	40,000	45,696
State Public Service Authority, Santee Cooper, Series A (MBIA), 5.00%, 1/1/30	2,000,000	1,859,480
		3,092,302

Schedule of  INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)
November 30, 2008

DESCRIPTION	PAR/ SHARES	VALUE ¶

South Dakota — 8.0%
Deadwood, Certificates of Participation, Series 2005 (ACA Financial Guaranty Corp), 5.00%, 11/1/20	$1,000,000	$809,230
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Prerefunded 11/15/12 @ 100), 6.63%, 11/15/23 ¯	620,000	712,020
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	835,520
State Economic Development Finance Authority, Pooled Loan Program, McEleeg (AMT), 5.95%, 4/1/24	2,000,000	1,741,380
State Health & Educational Facilities Authority, Vocational Education Program (AGTY), 5.50%, 8/1/38	1,000,000	905,440
		5,003,590
Tennessee — 2.9%
Johnson City Health & Education Facilities, Mountain States Health (Prerefunded 7/1/12 @ 103), 7.50%, 7/1/33 ¯	1,000,000	1,110,280
Shelby County Health, Education & Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 ¯	650,000	726,889
		1,837,169
Texas — 17.0%
Abilene Health Facility Development Revenue, Sears Methodist Retirement, 5.88%, 11/15/18	1,150,000	989,471
Grand Prairie Independent School District (PSF), 5.85%, 2/15/26	40,000	40,796
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Prerefunded 2/15/14 @ 101), 7.00%, 2/15/26 ¯	1,500,000	1,728,465
Humble Independent School District, Series A (AGTY), 5.25%, 2/15/22	1,000,000	1,012,890
Lufkin Health Facilities Development, Corporate Revenue, Memorial Health Systems, East Texas,
5.50%, 2/15/32	850,000	640,212
5.50%, 2/15/37	1,000,000	732,840
North Texas Tollway Authority, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	514,615
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	3,358,075
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, 6.00%, 11/15/26	600,000	449,268
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek New Project,
5.50%, 11/15/25	200,000	136,528
5.65%, 11/15/35	500,000	309,370
Tyler Health Facility, Mother Frances Hospital, Series B, 5.00%, 7/1/37	1,100,000	663,883
		10,576,413
Washington — 1.3%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	792,864
Wyoming — 1.0%
Sweetwater County Solid Waste Disposal Revenue – FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	611,950
	Total Municipal Long-Term Investments (Cost: $120,096,484)	102,750,397
Short-Term Investment — 7.7%
First American Tax Free Obligations Fund, Class Z x (Cost: $4,806,076)	4,806,076	4,806,076
Total Investments ▲ — 172.6% (Cost: $124,902,560)		$107,556,473
Preferred Shares at Liquidation Value — (69.8)%		(43,500,000)
Other Assets and Liabilities, Net — (2.8)%		(1,742,379)
Total Net Assets — 100.0%		$62,314,094

AMERICAN MUNICIPAL INCOME PORTFOLIO - 2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)
November 30, 2008

¶
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.
The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.
When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.
As of November 30, 2008, the fund held no fair valued securities.

¯	Prerefunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
²	For zero-coupon investments, the interest rate shown is the effective yield as of November 30, 2008.
x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
▲
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $124,902,560. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$1,768,921
	Gross unrealized depreciation	(19,115,008)
	Net unrealized depreciation	$(17,346,087)

	AGTY - Assured Guaranty
	AMBAC - American Municipal Bond Assurance Corporation
	AMT - Alternative Minimum Tax. As of November 30, 2008, the aggregate market value of securities subject to the AMT is $12,381,872, which represents 19.9% of net assets applicable to common shares.
	CIFG - CDC IXIS Financial Guaranty
	CMI - California Mortgage Insurance Program
	FGIC - Financial Guaranty Insurance Corporation
	FHA - Federal Housing Administration
	FMHA - Farmers Home Administration
	FNMA - Federal National Mortgage Association
	FSA - Financial Security Assurance
	GNMA - Government National Mortgage Association
	MBIA - Municipal Bond Insurance Association
	PSF - Permanent School Fund
	STAID - State Aid Withholding
	VA - Veterans Administration

AMERICAN MUNICIPAL INCOME PORTFOLIO - 2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)
November 30, 2008

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of November 30, 2008, the fund's investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$4,806,076
Level 2 - Other significant observable inputs	102,750,397
Level 3 - Significant unobservable inputs	—
Total	$107,556,473

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

AMERICAN MUNICIPAL INCOME PORTFOLIO - 2008 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009